UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Kevin J. McCarthy
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLC
875 East Wisconsin Avenue, #800	Three First National Plaza, #3100
Milwaukee, Wisconsin 53202	Chicago, IL 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/05

Date of reporting period: 06/30/06

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.7%
BRAZIL - 15.1%
All America Latina Logistica	500	$33,912
Banco Bradesco S.A., Preferred	2,000	62,514
Banco Itau Holding Financeira S.A., Preferred	2,400	69,920
Banco Nossa Caixa S.A.	1,300	27,610
Companhia de Saneamento Basico do Estado de Sao Paulo	290,000	27,113
Companhia Vale do Rio Doce	4,900	118,275
EDP - Energias do Brasil S.A.	2,200	27,425
Empresa Brasileira de Aeronautica S.A.	4,000	36,567
Petroleo Brasileiro S.A.	7,900	176,536
Tam S.A., Preferred	1,100	30,041
Tele Norte Leste Participacoes S.A.	1,600	43,511
Tim Participacoes S.A., Preferred	9,900,000	27,379
Unibanco - Uniao de Bancos Brasileiros S.A.	3,500	46,071
Votorantim Celulose e Papel S.A., Preferred	1,700	26,608

		753,482

CHILE - 0.9%
Enersis S.A. (ADR)	4,200	47,250

CHINA - 4.8%
Chaoda Modern Agriculture (Holdings) Limited	80,000	49,959
China Mobile Limited	15,500	88,614
China Paradise Electronics Retail Limited	90,000	23,757
Geely Automobile Holdings Limited	185,000	23,106
Huaneng Power International, Inc.	42,000	27,851
Weichai Power Company Limited	12,000	24,877

		238,164

COLOMBIA - 0.5%
Bancolombia S.A., Preferred (ADR)	1,100	26,510

EGYPT - 1.1%
Orascom Telecom Holding SAE (1)	1,300	53,762

HONG KONG - 0.5%
Tingyi (Cayman Islands) Holding Corporation	38,000	23,241

HUNGARY - 1.4%
Egis PLC	178	21,919
MOL Hungarian Oil and Gas PLC	456	46,880

		68,799

INDIA - 6.4%
Dr. Reddy’s Laboratories Limited (ADR)	1,400	38,780
Hindalco Industries Limited (GDR) (2)	13,673	51,957
Infosys Technologies Limited (ADR)	1,100	84,051
ITC Limited (GDR)	14,996	57,735
Satyam Computer Services Limited (ADR)	1,700	56,338
Tata Motors Limited (ADR)	1,900	32,775

		321,636

INDONESIA - 2.0%
PT Indosat Tbk (2)	87,000	40,152
PT Telekomunikasi Indonesia	74,000	58,717

		98,869

ISRAEL - 1.1%
Bank Hapoalim B.M. (1)	12,869	54,923

LEBANON - 0.4%
SOLIDERE (GDR) (1)	1,000	21,750

MALAYSIA - 0.5%
Digi.com Berhad	7,900	23,434

MEXICO - 7.7%
America Movil S.A. de C.V., Series L	65,800	109,945
Controladora Comercial Mexicana S.A. de C.V., UBC Shares	21,400	36,267
Fomento Economico Mexicano, S.A. de C.V., UBD Shares	5,100	42,720
Grupo Bimbo S.A. de C.V., Series A	8,700	26,074
Grupo Financiero Banorte S.A. de C.V., O Shares	14,800	34,321
Grupo Mexico S.A.B. de C.V., Series B	10,800	30,854
Grupo Modelo, S.A. de C.V., Series C	7,700	29,432
Grupo Televisa S.A., Series CPO	12,800	49,659
Organizacion Soriana S.A. de C.V., Series B	6,200	23,015

		382,287

RUSSIA - 5.5%
GMK Norilsk Nickel (ADR)	617	80,210
LUKOIL (ADR)	1,700	141,440
NovaTek OAO (GDR)	1,239	54,516

		276,166

SOUTH AFRICA - 10.3%
Edgars Consolidated Stores Limited	7,254	29,289
Gold Fields Limited	3,448	77,905
Impala Platinum Holdings Limited	526	96,824
MTN Group Limited	7,192	53,062
Murray & Roberts Holdings Limited	7,673	27,182
Reunert Limited	3,150	28,557
Sasol Limited	2,658	101,946
Standard Bank Group Limited	6,013	64,575
Steinhoff International Holdings Limited	11,069	32,960

		512,300

SOUTH KOREA - 18.1%
Amorepacific Corp. (2)	87	37,551
CJ Home Shopping	255	19,352
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	950	27,937
GS Engineering & Construction Corp.	380	24,592
Hyundai Motor Co.	769	65,330
Kookmin Bank	1,500	123,320
Korean Air Lines Co., Ltd.	640	23,610
Samsung Electronics Co., Ltd.	464	294,906
Samsung Fire & Marine Insurance Co., Ltd.	295	39,644
Shinhan Financial Group Co., Ltd.	1,610	75,515
Shinsegae Co., Ltd.	183	91,621
SK Telecom Co., Ltd.	376	80,847

		904,225

TAIWAN - 14.3%
Acer Inc.	44,000	77,325
Cathay Financial Holding Co., Ltd.	34,000	74,348
Chinatrust Financial Holding Co. Ltd.	68,000	56,391
Far Eastern Textile Ltd. (2)	61,000	49,832
Far EasTone Telecommunications Co., Ltd.	21,000	23,479
Hon Hai Precision Industry Co., Ltd. (2)	15,000	92,657
Novatek Microelectronics Corp., Ltd.	6,000	29,094
President Chain Store Corp. (2)	11,000	24,122
Taishin Financial Holdings Co., Ltd.	87,000	53,338
Taiwan Fertilizer Co., Ltd. (2)	15,000	24,925
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	135,279
United Microelectronics Corp. (2)	120,000	71,902

		712,692

THAILAND - 3.6%
Advanced Info Service Public Company Limited	12,300	29,040
Airports of Thailand Public Company Limited	16,700	24,533
Krung Thai Bank Public Company Limited	96,100	25,462
The Siam Cement Public Company Limited	5,400	30,315
Siam City Bank Public Company Limited	45,800	22,347
Siam Commercial Bank Public Company Limited	17,800	26,849
Total Access Communication Public Company Limited (2)	6,200	22,320

		180,866

TURKEY - 2.0%
Enka Insaat ve Sanayi A.S.	3,503	25,678
Tofas Turk Otomobil Fabrikasi A.S.	10,771	28,178
Tupras-Turkiye Petrol Rafinerileri A.S.	2,697	45,163

		99,019

UNITED KINGDOM - 1.5%
Anglo American PLC	1,256	51,515
SABMiller PLC	1,322	23,823

		75,338

Total common and preferred stocks (Cost $4,603,477)		4,874,713

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 15.3%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $762,318, collateralized by $778,858 market value Federal Home Loan Bank Note, 4.25%, due 4/16/07 (Cost $762,000)	$762,000	762,000

Total investments - 113.0% (Cost $5,365,477)		5,636,713
Other assets less liabilities - (13.0%)		(647,456)

Total net assets - 100.0% (3)		$4,989,257

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $130,435 or 2.6% of total net assets.
(2)	Non-income producing security.
(3)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - June 30, 2006 (Unaudited)

	Value	Percentage
Consumer Discretionary	$271,631	5.5%
Consumer Staples	465,560	9.3
Energy	566,481	11.4
Financials	883,658	17.7
Healthcare	60,699	1.2
Industrials	383,286	7.7
Information Technology	870,109	17.4
Materials	589,388	11.8
Telecommunication Services	654,262	13.1
Utilities	129,639	2.6

Total common and preferred stocks	4,874,713	97.7
Short-term investments	762,000	15.3

Total investments	5,636,713	113.0
Other assets less liabilities	(647,456)	(13.0)

Total net assets	$4,989,257	100.0%

CURRENCY EXPOSURE - June 30, 2006 (Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$753,482	13.4%
British pound	75,338	1.3
Egyptian pound	53,762	1.0
Hong Kong dollar	261,405	4.6
Hungarian forint	68,799	1.2
Indonesian rupiah	98,869	1.8
Israeli shekel	54,923	1.0
Malaysian ringgit	23,434	0.4
Mexican peso	382,287	6.8
South African rand	512,300	9.1
South Korean won	904,225	16.0
Taiwan dollar	712,692	12.6
Thai baht	158,546	2.8
Turkish lira	99,019	1.8
US dollar	1,477,632	26.2

Total investments	$5,636,713	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.8%
AUSTRALIA - 1.0%
Publishing & Broadcasting Limited	9,939,044	$134,493,653

AUSTRIA - 0.7%
Wiener Staedtische Versicherung AG	1,598,073	94,024,734

BELGIUM - 2.3%
Fortis	7,536,189	257,076,552
InBev NV	876,485	42,992,978

		300,069,530

BRAZIL - 0.3%
Vivo Participacoes S.A., Preferred (ADR) (1)	13,530,268	33,284,459

CANADA - 2.1%
EnCana Corporation	5,318,600	280,056,712
Research In Motion Limited (1)	35	2,442
Tim Hortons, Inc. (1)	116,500	2,999,875

		283,059,029

CHINA - 2.9%
China Merchants Holdings International Company Limited	22,151,000	67,454,406
China Mobile Limited	55,251,300	315,872,130

		383,326,536

DENMARK - 0.4%
Carlsberg A/S	629,000	46,000,583

FINLAND - 1.3%
Fortum Oyj	6,985,730	178,702,020

FRANCE - 6.3%
Alstom (1)	505,158	46,165,457
Axa	4,082,265	133,981,709
Carrefour S.A.	3,790,879	222,265,574
Electricite de France	767,587	40,449,438
LVMH Moet Hennessy Louis Vuitton S.A.	1,579,430	156,765,240
PagesJaunes S.A.	3,279,862	102,989,924
Safran S.A.	2,716,540	59,137,550
Technip S.A.	1,535,869	85,060,854

		846,815,746

GERMANY - 10.8%
Allianz AG	1,679,174	265,289,862
BASF AG	815,868	65,513,210
Deutsche Lufthansa AG	3,023,380	55,685,599
Deutsche Post AG	4,568,257	122,469,932
E.ON AG	1,902,748	219,082,633
Heidelberger Druckmaschinen AG	997,801	45,370,254
IVG Immobilien AG	493,008	14,894,349
ProSiebenSat.1 Media AG, Preferred (1)	74,593	1,863,322
RWE AG	4,279,933	356,099,973
SAP AG	719,200	151,782,357
Siemens AG	1,769,736	153,991,456

		1,452,042,947

HONG KONG - 2.0%
Esprit Holdings Limited	4,318,700	35,311,210
MTR Corporation Limited	30,280,000	73,104,310
NWS Holdings Limited	10,373,100	18,031,347
Sun Hung Kai Properties Limited	14,394,400	146,792,743

		273,239,610

ITALY - 6.1%
Bulgari S.p.A.	232,130	2,628,212
Capitalia S.p.A.	222,000	1,821,534
Eni S.p.A.	5,426,045	159,832,465
Mediobanca S.p.A	2,049,504	40,133,925
Saipem S.p.A.	12,412,820	282,445,119
Telecom Italia S.p.A	14,312,623	39,862,549
Telecom Italia S.p.A. - RNC	23,402,757	60,465,279
UniCredito Italiano S.p.A.	29,943,041	234,387,796

		821,576,879

JAPAN - 24.0%
Aiful Corp.	2,301,300	122,867,380
Bridgestone Corp.	4,786,000	92,215,397
Chugai Pharmaceutical Co., Ltd.	7,401,500	151,018,022
Credit Saison Co., Ltd.	8,775,700	415,626,477
Japan Tobacco, Inc.	40,359	147,061,368
Jupiter Telecommunications Co., Ltd. (1)	193,673	134,372,913
Keyence Corp.	424,750	108,451,547
Millea Holdings, Inc.	8,241	153,384,568
Mitsubishi Estate Co., Ltd.	5,299,000	112,518,088
Mitsubishi UFJ Financial Group, Inc.	13,797	192,897,588
Mitsui & Co., Ltd.	11,598,300	163,778,860
Mitsui Fudosan Co., Ltd.	4,692,800	101,901,503
Mizuho Financial Group, Inc.	41,219	349,014,427
NTT Data Corp.	16,761	72,498,209
Orix Corp.	1,083,700	264,675,070
Sega Sammy Holdings, Inc.	7,636,200	282,921,077
SMC Corp.	563,500	79,719,198
Sumitomo Mitsui Financial Group, Inc.	9,636	101,883,607
Taisei Corp.	48,227,900	176,155,734

		3,222,961,033

LUXEMBOURG - 0.5%
RTL Group	772,286	68,602,206

MEXICO - 2.7%
Grupo Televisa S.A. (ADR)	11,653,600	225,031,016
Wal-Mart de Mexico S.A. de C.V., Series V	49,866,500	139,382,171

		364,413,187

NETHERLANDS - 3.3%
ASML Holding N.V. (1)	11,210,207	227,120,575
ASML Holding N.V., NY Shares (1)	1,502,800	30,386,616
ING Groep N.V.	4,751,479	186,757,926

		444,265,117

NORWAY - 2.0%
Acergy S.A. (1)(2)	9,731,700	148,127,452
Renewable Energy Corp AS (1)	484,300	6,924,240
SeaDrill, Ltd. (1)	8,188,639	107,868,142

		262,919,834

PORTUGAL - 0.2%
Banco Comercial Portugues, S.A.	10,332,459	29,338,934

RUSSIA - 2.6%
AFK Sistema (GDR) (3)	325,954	6,551,675
LUKOIL (ADR)	2,726,479	226,843,053
NovaTek OAO (GDR)	872,583	38,393,652
RAO Unified Energy System (GDR)	1,146,058	80,109,454

		351,897,834

SINGAPORE - 2.5%
Keppel Corporation Limited	19,159,500	177,935,149
Singapore Airlines Limited	20,129,700	161,510,686

		339,445,835

SOUTH KOREA - 4.8%
Hana Financial Group Inc.	2,856,474	134,280,622
Kookmin Bank	3,491,905	287,081,518
Shinhan Financial Group Co., Ltd.	4,579,820	214,811,057

		636,173,197

SPAIN - 1.1%
Industria de Diseno Textil, S.A.	2,733,417	115,303,957
Promotora de Informaciones, S.A.	1,441,867	23,144,969
Telefonica S.A.	761,482	12,681,140

		151,130,066

SWITZERLAND - 11.3%
Adecco S.A.	2,436,254	144,076,859
Nestle S.A.	900,000	282,687,825
Novartis AG	2,668,795	144,512,886
Roche Holding AG	1,408,119	232,776,451
Swatch Group AG	17,187	2,903,043
Swiss Re	3,182,333	222,428,821
UBS AG	4,437,758	486,409,204

		1,515,795,089

TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	2,171,529	19,934,632

UNITED KINGDOM - 6.4%
Barclays PLC	8,169,644	92,834,460
Cadbury Schweppes PLC	11,439,919	110,321,830
Carnival PLC	2,856,093	116,351,246
HSBC Holdings PLC	2,389,748	42,047,976
HSBC Holdings PLC (Hong Kong line)	3,654,000	63,987,227
Kingfisher PLC	51,853,448	228,691,604
Smith & Nephew PLC	2,545,850	19,607,942
William Morrison Supermarkets PLC	41,669,098	149,871,103
WPP Group PLC	2,884,771	34,914,449

		858,627,837

Total common and preferred stocks (Cost $9,952,189,216)		13,112,140,527

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $228,973,366, collateralized by $233,457,650 market value Federal National Mortgage Association Note, 4.125%, due 5/15/10 (Cost $228,878,000)	$228,878,000	228,878,000

Total investments - 99.5% (Cost $10,181,067,216)		13,341,018,527
Other assets less liabilities - 0.5%		69,506,633

Total net assets - 100.0% (4)		$13,410,525,160

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $6,551,675 or less than 0.1% of total net assets.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - June 30, 2006 (Unaudited)

	Value	Percentage
Consumer Discretionary	$1,761,503,313	13.2%
Consumer Staples	1,140,583,432	8.5
Energy	1,328,627,449	9.9
Financials	4,763,149,657	35.5
Healthcare	547,915,301	4.1
Industrials	1,544,586,797	11.5
Information Technology	617,100,618	4.6
Materials	65,513,210	0.5
Telecommunication Services	468,717,232	3.5
Utilities	874,443,518	6.5

Total common and preferred stocks	13,112,140,527	97.8
Short-term investments	228,878,000	1.7

Total investments	13,341,018,527	99.5
Other assets less liabilities	69,506,633	0.5

Total net assets	$13,410,525,160	100.0%

CURRENCY EXPOSURE - June 30, 2006 (Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$134,493,653	1.0%
British pound	794,640,610	6.0
Canadian dollar	280,056,712	2.1
Danish krone	46,000,583	0.3
Euro	4,356,181,563	32.6
Hong Kong dollar	720,553,373	5.4
Japanese yen	3,222,961,033	24.2
Mexican peso	139,382,171	1.0
Norwegian krone	262,919,834	2.0
Singapore dollar	339,445,835	2.5
South Korean won	636,173,197	4.8
Swiss franc	1,515,795,089	11.4
US dollar	892,414,874	6.7

Total investments	$13,341,018,527	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.6%
AUSTRIA - 3.5%
C.A.T. oil AG (1)	471,069	$9,549,958
Flughafen Wien AG	127,899	9,769,551
Wienerberger AG	266,122	12,645,245

		31,964,754

BRAZIL - 0.7%
Saraiva S.A. Livreiros Editores, Preferred	298,000	2,793,019
Vivo Participacoes S.A., Preferred (ADR) (1)	1,292,543	3,179,656

		5,972,675

CANADA - 2.7%
Aur Resources Inc.	1,002,400	15,983,804
Great Canadian Gaming Corporation (1)	874,300	9,085,264

		25,069,068

CHINA - 5.0%
Beijing Capital International Airport Company Limited, Series H	22,228,600	14,167,824
China Oilfield Services Limited, Series H	19,863,100	10,102,526
Dalian Port (PDA) Company Limited, Series H (1)	677,200	313,910
Hengan International Group Company Limited	6,183,900	10,072,536
Shanghai Electric Group Company Limited, Series H	32,652,300	11,351,765

		46,008,561

EGYPT - 1.7%
Commercial International Bank (GDR)	1,573,849	15,581,105

FINLAND - 1.5%
Metso Oyj	388,300	14,090,110

FRANCE - 4.9%
Financiere Marc de Lacharriere S.A. (Fimalac)	92,403	7,286,296
Geodis S.A.	102,094	16,714,672
Kaufman & Broad S.A.	261,579	14,252,798
SCOR	2,919,416	6,385,277

		44,639,043

GERMANY - 3.3%
DAB Bank AG	465,953	4,004,968
DIC Asset AG	63,300	1,619,278
Grenkeleasing AG	125,064	8,318,084
Heidelberger Druckmaschinen AG	17,933	815,418
Patrizia Immobilien AG (1)	293,058	7,174,360
Vossloh AG	156,917	7,955,937

		29,888,045

GREECE - 1.1%
Postal Savings Bank (1)	496,300	10,169,380

HONG KONG - 5.5%
Emperor Entertainment Hotel Limited	38,876,200	9,611,051
Hong Kong Exchanges & Clearing Limited	2,182,000	14,033,826
Panva Gas Holdings Limited (1)	31,702,800	14,491,449
Tian An China Investments Company Limited (1)	22,878,400	12,372,594

		50,508,920

INDIA - 1.2%
Indiabulls Financial Services Ltd.	1,940,410	11,210,883

ITALY - 4.2%
Azimut Holding S.p.A.	870,194	9,071,129
Pirelli & C. Real Estate S.p.A.	189,420	12,726,849
Socotherm S.p.A.	1,015,711	16,239,320
Tod’s S.p.A.	5,633	421,846

		38,459,144

JAPAN - 15.1%
Creed Corporation	5,703	22,524,956
FJ Next Company, Ltd.	623,200	7,514,995
Japan Petroleum Exploration Company, Ltd.	345,300	21,905,610
Japan Wind Development Company, Ltd.	1,974	3,449,843
Komeri Company, Ltd.	347,000	10,976,407
NTT Urban Development Corporation	2,040	15,900,734
Ozeki Company, Ltd.	387,400	10,934,131
Pasona Inc.	5,860	11,214,086
Raito Kogyo Company, Ltd.	2,397,100	8,294,754
Sammy NetWorks Company, Ltd.	806	5,409,018
Shizuoka Gas Company, Ltd.	617,000	5,008,677
Sho-Bond Corporation	1,064,500	9,301,818
Tokyu Community Corporation	204,700	5,705,986

		138,141,015

MEXICO - 3.8%
Empresas ICA S.A. de C.V. (1)	8,471,950	23,904,102
Organizacion Soriana S.A. de C.V., Series B	2,947,700	10,942,195

		34,846,297

NETHERLANDS - 5.4%
Buhrmann NV	1,905,157	27,633,220
SBM Offshore NV	413,488	11,021,693
VastNed Retail NV	132,040	10,724,250

		49,379,163

NORWAY - 3.5%
Acergy S.A. (1)(2)	809,900	12,327,592
MPF Corp. Ltd. (1)(3)	1,115,000	4,657,103
SeaDrill, Ltd. (1)	906,530	11,941,631
Songa Offshore ASA (1)	373,000	2,756,349

		31,682,675

OMAN - 0.7%
Bank Muscat SAOG (GDR) (3)	414,532	4,145,320
Bank Muscat SAOG (London line) (GDR)	242,872	2,428,720

		6,574,040

PANAMA - 2.0%
Banco Latinoamericano de Exportaciones, S.A., E Shares	1,169,214	18,274,815

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, S.G.P.S., S.A.	931,019	6,204,174

RUSSIA - 0.8%
Uralsvyazinform (ADR) (3)	1,067,900	7,112,214

SINGAPORE - 5.4%
Fraser & Neave Limited	9,241,600	23,354,329
Hyflux Limited	3,168,000	4,723,429
Jaya Holdings Limited	13,987,200	11,841,203
SIA Engineering Company	4,214,200	9,797,679

		49,716,640

SOUTH AFRICA - 0.9%
Massmart Holdings Limited	1,295,270	8,490,612

SOUTH KOREA - 5.2%
FINETEC Corporation (2)	971,391	11,979,209
Kangwon Land, Inc.	754,556	12,884,118
Korea Investment Holdings Company Limited	471,020	15,390,377
LG Telecom Limited (1)	542,884	7,095,401

		47,349,105

SWEDEN - 4.0%
D. Carnegie & Company AB	338,400	6,206,802
Elekta AB, B Shares	1,380,672	23,405,285
Gant Company AB (1)	36,100	945,545
JM AB	381,200	6,064,876

		36,622,508

SWITZERLAND - 7.3%
Bank Sarasin & Cie AG, B Shares	5,026	13,237,675
Banque Cantonale Vaudoise	11,371	3,887,839
Schindler Holding AG, Participation Certificates	319,396	16,576,562
Straumann AG	39,780	10,143,892
Sulzer AG	25,468	19,081,991
Ypsomed Holding AG	28,229	3,417,359

		66,345,318

TAIWAN - 0.3%
Tatung Co., Ltd. (1)	6,480,000	2,691,869

THAILAND - 0.5%
Bangkok Bank Public Company Limited	1,777,300	4,942,125

TURKEY - 0.9%
Coca-Cola Icecek Uretim AS (1)	1,679,335	7,693,636

UNITED KINGDOM - 6.8%
IMI PLC	914,996	8,447,369
Investec PLC	257,636	12,291,657
NETeller PLC (1)	662,652	7,303,247
Queen’s Walk Investment Ltd.	822,332	11,759,170
Sibir Energy PLC (1)	2,526,888	22,580,942

		62,382,385

Total common and preferred stocks (Cost $693,107,660)		902,010,279

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.2%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $11,179,656, collateralized by $11,398,538 market value Federal Home Loan Bank Note, 5.25%, due 12/11/20 (Cost $11,175,000)	$11,175,000	11,175,000

Total investments - 99.8% (Cost $704,282,660)		913,185,279
Other assets less liabilities - 0.2%		1,617,623

Total net assets - 100.0% (4)		$914,802,902

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $15,914,637 or 1.7% of total net assets.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - June 30, 2006 (Unaudited)

	Value	Percentage
Consumer Discretionary	$61,934,101	6.8%
Consumer Staples	48,133,110	5.3
Energy	123,396,634	13.5
Financials	277,214,205	30.3
Healthcare	36,966,536	4.0
Industrials	271,760,379	29.7
Information Technology	8,100,887	0.9
Materials	34,167,187	3.7
Telecommunication Services	17,387,271	1.9
Utilities	22,949,969	2.5

Total common and preferred stocks	902,010,279	98.6
Short-term investments	11,175,000	1.2

Total investments	913,185,279	99.8
Other assets less liabilities	1,617,623	0.2

Total net assets	$914,802,902	100.0%

CURRENCY EXPOSURE - June 30, 2006 (Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$2,793,019	0.3%
British pound	50,623,215	5.5
Canadian dollar	25,069,068	2.8
Euro	236,552,983	25.9
Hong Kong dollar	96,517,481	10.6
Indian rupee	11,210,883	1.2
Japanese yen	138,141,015	15.1
Mexican peso	34,846,297	3.8
Norwegian krone	31,682,675	3.5
Singapore dollar	49,716,640	5.5
South African rand	8,490,612	0.9
South Korean won	47,349,105	5.2
Swedish krona	36,622,508	4.0
Swiss franc	66,345,318	7.3
Taiwan dollar	2,691,869	0.3
Thai baht	4,942,125	0.5
Turkish lira	7,693,636	0.8
US dollar	61,896,830	6.8

Total investments	$913,185,279	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.3%
BERMUDA - 1.1%
Lancashire Holdings Ltd (1)	1,799,029	$10,154,956

CANADA - 2.2%
CanWest Global Communications Corporation (1)	2,915,100	21,674,577

FRANCE - 5.0%
Euronext N.V.	107,101	10,041,190
Renault S.A.	118,863	12,770,669
Vivendi Universal S.A.	734,140	25,728,657

		48,540,516

GERMANY - 7.6%
Bayerische Motoren Werke (BMW) AG	236,251	11,803,031
Heidelberger Druckmaschinen AG	501,641	22,809,738
Pfeiffer Vacuum Technology AG (2)	625,028	39,548,412

		74,161,181

HONG KONG - 2.2%
Guoco Group, Ltd.	1,785,600	21,129,320

ITALY - 1.2%
Cementir S.p.A.	1,558,335	11,490,735

JAPAN - 11.6%
Central Japan Railway Company	2,914	29,027,962
Meitec Corporation	991,100	32,303,417
Sekisui House, Ltd.	1,666,700	22,879,987
Uni-Charm Corporation	518,900	28,656,484

		112,867,850

MEXICO - 5.5%
Gruma S.A., B Shares	5,420,400	14,816,039
Grupo Modelo, S.A. de C.V., Series C	5,283,200	20,194,134
Kimberly-Clark de Mexico, S.A. de C.V., A Shares	5,786,500	18,326,999

		53,337,172

NETHERLANDS - 3.4%
Wolters Kluwer N.V.	1,383,043	32,673,093

SINGAPORE - 0.4%
People’s Food Holdings Limited	6,013,900	3,951,389

SOUTH KOREA - 3.1%
Lotte Chilsung Beverage Co., Ltd.	8,583	10,403,636
Lotte Confectionary Co., Ltd.	8,055	10,145,692
SK Telecom Co., Ltd. (ADR)	408,500	9,567,070

		30,116,398

SPAIN - 1.0%
Red Electrica de Espana	281,642	9,722,724

SWITZERLAND - 7.1%
Clariant AG	1,461,324	20,738,597
Givaudan S.A.	37,449	29,483,181
Pargesa Holding S.A.	156,425	14,829,379
Tamedia AG	43,791	4,262,508

		69,313,665

UNITED KINGDOM - 32.0%
Benfield Group PLC	4,394,570	28,015,918
Brit Insurance Holdings PLC	3,180,198	15,495,977
Carpetright PLC	772,970	18,124,502
Countrywide PLC	4,970,882	45,960,808
Diageo PLC	2,904,726	48,853,094
GUS PLC	1,181,275	21,101,452
MFI Furniture Group PLC	15,563,077	31,081,604
Signet Group PLC	13,583,957	24,114,692
SurfControl PLC (1)	921,526	8,264,822
Unilever PLC (ADR)	969,516	21,852,891
Vitec Group PLC	1,117,631	8,985,086
Vodafone Group PLC (ADR)	1,829,450	38,967,285

		310,818,131

UNITED STATES - 9.9%
Amdocs Ltd. (1)	457,900	16,759,140
Arch Capital Group Ltd. (1)	295,935	17,596,295
Tyco International Ltd.	1,547,800	42,564,500
Willis Group Holdings Limited	613,900	19,706,190

		96,626,125

Total common stocks (Cost $784,047,172)		906,577,832

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.8%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $56,888,694, collateralized by $58,006,463 market value Federal Home Loan Bank Note, 5.375%, due 5/15/19 (Cost $56,865,000)	$56,865,000	56,865,000

Total investments - 99.1% (Cost $840,912,172)		963,442,832
Other assets less liabilities - 0.9%		8,316,637

Total net assets - 100.0% (3)		$971,759,469

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

PORTFOLIO DIVERSIFICATION - June 30, 2006 (Unaudited)

	Value	Percentage
Consumer Discretionary	$235,199,858	24.2%
Consumer Staples	177,200,358	18.2
Financials	182,930,033	18.8
Industrials	166,254,029	17.1
Information Technology	25,023,962	2.6
Materials	61,712,513	6.4
Telecommunication Services	48,534,355	5.0
Utilities	9,722,724	1.0

Total common stocks	906,577,832	93.3
Short-term investments	56,865,000	5.8

Total investments	963,442,832	99.1
Other assets less liabilities	8,316,637	0.9

Total net assets	$971,759,469	100.0%

CURRENCY EXPOSURE - June 30, 2006 (Unaudited)

	Value	Percentage of Total Investments
British pound	$260,152,911	27.0%
Canadian dollar	21,674,577	2.3
Euro	176,588,249	18.3
Hong Kong dollar	21,129,320	2.2
Japanese yen	112,867,850	11.7
Mexican peso	53,337,172	5.5
Singapore dollar	3,951,389	0.4
South Korean won	20,549,328	2.1
Swiss franc	69,313,665	7.2
US dollar	223,878,371	23.3

Total investments	$963,442,832	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.9%
AUTO & TRANSPORTATION - 3.5%
Air Transport - 1.8%
Expeditors International of Washington, Inc.	1,788,600	$100,179,486

Auto Parts: Original Equipment - 0.6%
BorgWarner Inc.	544,400	35,440,440

Railroad Equipment - 0.6%
Westinghouse Air Brake Technologies Corporation	984,900	36,835,260

Transportation Miscellaneous - 0.5%
C.H. Robinson Worldwide, Inc.	563,200	30,018,560

CONSUMER DISCRETIONARY - 20.2%
Advertising Agencies - 1.3%
aQuantive, Inc. (1)	1,243,800	31,505,454
Clear Channel Outdoor Holdings, Inc., Class A (1)	1,916,500	40,169,840

		71,675,294

Consumer Electronics - 4.9%
Electronic Arts Inc. (1)	2,483,600	106,894,144
Harman International Industries, Incorporated	210,700	17,987,459
VeriSign, Inc. (1)	3,376,500	78,233,505
Yahoo! Inc. (1)	2,361,900	77,942,700

		281,057,808

Radio & TV Broadcasters - 0.5%
XM Satellite Radio Holdings Inc., Class A (1)	2,084,900	30,543,785

Restaurants - 0.8%
YUM! Brands, Inc.	922,800	46,389,156

Retail - 4.8%
Chico’s FAS, Inc. (1)	2,604,168	70,260,453
Kohl’s Corporation (1)	1,447,900	85,599,848
Office Depot, Inc. (1)	1,242,500	47,215,000
The TJX Companies, Inc.	1,817,300	41,543,478
Urban Outfitters, Inc. (1)	1,705,500	29,829,195

		274,447,974

Services: Commercial - 6.1%
ChoicePoint Inc. (1)	798,700	33,361,699
Getty Images, Inc. (1)	1,510,400	95,925,504
Hewitt Associates, Inc., Class A (1)	949,300	21,340,264
Iron Mountain Incorporated (1)	1,541,850	57,634,353
Monster Worldwide, Inc. (1)	651,700	27,801,522
Robert Half International Inc.	2,677,805	112,467,810

		348,531,152

Textiles Apparel Manufacturers - 1.0%
Polo Ralph Lauren Corporation, Class A	1,043,000	57,260,700

Toys - 0.8%
Marvel Entertainment, Inc. (1)(2)	2,285,900	45,718,000

CONSUMER STAPLES - 1.1%
Beverage: Brewers (Wineries) - 1.1%
Constellation Brands, Inc., Class A (1)	2,606,200	65,155,000

FINANCIAL SERVICES - 13.6%
Banks: Outside New York City - 2.9%
Investors Financial Services Corp.	1,704,300	76,523,070
Northern Trust Corporation	1,654,000	91,466,200

		167,989,270

Diversified Financial Services - 1.3%
CB Richard Ellis Group, Inc. (1)	1,694,600	42,195,540
Greenhill & Co., Inc.	513,900	31,224,564

		73,420,104

Finance: Small Loan - 0.5%
The First Marblehead Corporation	495,000	28,185,300

Financial Data Processing Services & Systems - 3.1%
Alliance Data Systems Corporation (1)	1,683,000	98,994,060
CheckFree Corporation (1)	1,550,700	76,852,692

		175,846,752

Financial Information Services - 1.5%
Equifax Inc.	2,518,600	86,488,724

Financial Miscellaneous - 1.6%
MGIC Investment Corporation	1,349,800	87,737,000
Willis Group Holdings Limited	144,000	4,622,400

		92,359,400

Insurance: Multi-Line - 1.7%
Aon Corporation	2,720,100	94,713,882

Securities Brokerage & Services - 1.0%
The Bear Stearns Companies Inc.	271,400	38,017,712
Nuveen Investments, Inc.	447,800	19,277,790

		57,295,502

HEALTHCARE - 15.6%
Biotechnology Research & Production - 2.0%
Celgene Corporation (1)	827,200	39,234,096
Millipore Corporation (1)	1,184,900	74,636,851

		113,870,947

Drugs & Pharmaceuticals - 3.0%
Allergan, Inc.	1,212,900	130,095,654
Shire PLC (ADR) (3)	989,700	43,774,431

		173,870,085

Electronics: Medical Systems - 2.0%
Intuitive Surgical, Inc. (1)	271,400	32,017,058
Varian Medical Systems, Inc. (1)	1,787,100	84,619,185

		116,636,243

Health Care Management Services - 1.5%
Cerner Corporation (1)	2,279,500	84,592,245

Medical & Dental Instruments & Supplies - 5.3%
Fisher Scientific International Inc. (1)	2,731,200	199,514,160
Gen-Probe Incorporated (1)	964,500	52,063,710
Patterson Companies, Inc. (1)	803,400	28,062,762
Ventana Medical Systems, Inc. (1)	514,600	24,278,828

		303,919,460

Medical Services - 1.8%
Coventry Health Care, Inc. (1)	1,877,800	103,166,332

MATERIALS & PROCESSING - 6.5%
Agriculture Fishing & Ranching - 0.6%
Bunge Limited	711,600	35,757,900

Chemicals - 2.0%
Ecolab Inc.	2,821,900	114,512,702

Engineering & Contracting Services - 0.7%
Quanta Services, Inc. (1)	2,407,400	41,720,242

Metal Fabricating - 2.1%
Precision Castparts Corp.	2,028,400	121,217,184

Real Estate - 1.1%
The St. Joe Company	1,324,300	61,632,922

OTHER - 3.4%
Multi-Sector Companies - 3.4%
ITT Industries, Inc.	927,000	45,886,500
McDermott International, Inc. (1)	3,260,750	148,266,303

		194,152,803

OTHER ENERGY - 6.2%
Coal - 1.0%
CONSOL Energy Inc.	1,240,500	57,956,160

Machinery: Oil Well Equipment & Services - 5.2%
Cameron International Corporation (1)	1,925,600	91,985,912
Dresser-Rand Group Inc. (1)	1,297,700	30,469,996
Helix Energy Solutions Group, Inc. (1)	611,000	24,659,960
Smith International, Inc.	3,340,500	148,552,035

		295,667,903

PRODUCER DURABLES - 4.9%
Diversified Production - 1.1%
Danaher Corporation	959,600	61,721,472

Electrical Equipment & Components - 1.4%
Cooper Industries, Ltd., Class A	879,200	81,695,264

Identification Control & Filter Devices - 1.8%
Agilent Technologies, Inc. (1)	814,500	25,705,620
Roper Industries, Inc.	1,588,400	74,257,700

		99,963,320

Machinery: Industrial/Specialty - 0.6%
Joy Global Inc.	703,013	36,619,947

TECHNOLOGY - 18.7%
Communications Technology - 2.9%
Corning Incorporated (1)	1,731,400	41,882,566
JDS Uniphase Corporation (1)	11,237,400	28,430,622
Juniper Networks, Inc. (1)	5,876,900	93,971,631

		164,284,819

Computer Services Software & Systems - 2.7%
Adobe Systems Incorporated (1)	1,426,554	43,310,179
Autodesk, Inc. (1)	2,287,000	78,810,020
Cadence Design Systems, Inc. (1)	1,773,000	30,406,950

		152,527,149

Computer Technology - 3.7%
Intermec, Inc. (1)(2)	3,399,900	77,993,706
Network Appliance, Inc. (1)	1,282,900	45,286,370
RSA Security Inc. (1)	1,590,500	43,245,695
SanDisk Corporation (1)	825,500	42,083,990

		208,609,761

Electronics - 0.6%
Avid Technology, Inc. (1)	860,300	28,673,799
FLIR Systems, Inc. (1)	167,600	3,697,256

		32,371,055

Electronics: Semi-Conductors/Components - 6.0%
Advanced Micro Devices, Inc. (1)	2,863,200	69,919,344
Broadcom Corporation, Class A (1)	1,506,900	45,282,345
Freescale Semiconductor, Inc., Class A (1)	4,133,700	119,877,300
Jabil Circuit, Inc.	1,139,200	29,163,520
Marvell Technology Group Ltd. (1)	929,300	41,195,869
Maxim Integrated Products, Inc.	1,118,500	35,915,035

		341,353,413

Electronics: Technology - 2.8%
Rockwell Automation, Inc.	1,414,200	101,836,542
Trimble Navigation Limited (1)	1,324,800	59,139,072

		160,975,614

UTILITIES - 3.2%
Utilities: Gas Distributors - 1.0%
Kinder Morgan, Inc.	584,700	58,405,683

Utilities: Telecommunications - 2.2%
Level 3 Communications, Inc. (1)	6,347,700	28,183,788
NII Holdings, Inc. (1)	1,765,200	99,521,976

		127,705,764

Total common stocks (Cost $4,531,938,144)		5,544,457,938

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $185,482,252, collateralized by $50,375,000 market value Federal Farm Credit Bank Note, 5.32%, due 5/11/10, and $87,803,625 market value Federal National Mortgage Association Note, 5.08%, due 1/27/09, and $50,937,500 market value Federal National Mortgage Association Note, 5.125%, due 2/16/10 (Cost $185,405,000)	$185,405,000	185,405,000

Total investments - 100.1% (Cost $4,717,343,144)		5,729,862,938
Other assets less liabilities - (0.1%)		(8,467,055)

Total net assets - 100.0% (4)		$5,721,395,883

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	The Fund considers the issuer to be from the United Kingdom. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.9%
AUTO & TRANSPORTATION - 4.7%
Shipping - 2.0%
Teekay Shipping Corporation	1,299,100	$54,354,344

Truckers - 2.7%
Con-way Inc.	538,400	31,189,512
YRC Worldwide, Inc. (1)	1,042,200	43,887,042

		75,076,554

CONSUMER DISCRETIONARY - 29.3%
Hotel/Motel - 1.7%
Hilton Hotels Corporation	1,635,000	46,237,800

Household Furnishings - 6.5%
Furniture Brands International, Inc. (2)	2,802,200	58,397,848
Leggett & Platt, Incorporated	2,687,100	67,123,758
Mohawk Industries, Inc. (1)	740,900	52,122,315

		177,643,921
Rental & Leasing Services: Consumer - 2.0%
Rent-A-Center, Inc. (1)(2)	2,240,400	55,696,344

Retail - 9.0%
AutoZone, Inc. (1)	563,100	49,665,420
Claire’s Stores, Inc.	2,381,300	60,746,963
Foot Locker, Inc.	2,939,000	71,976,110
Zale Corporation (1)(2)	2,642,600	63,660,234

		246,048,727

Services: Commercial - 4.2%
Convergys Corporation (1)	1,419,200	27,674,400
Hewitt Associates, Inc., Class A (1)	1,906,600	42,860,368
Manpower Inc.	706,300	45,626,980

		116,161,748

Textiles Apparel Manufacturers - 2.2%
Liz Claiborne Inc.	1,650,800	61,178,648

Toys - 3.7%
Hasbro, Inc.	2,183,300	39,539,563
Marvel Entertainment, Inc. (1)(2)	3,146,400	62,928,000

		102,467,563

CONSUMER STAPLES - 4.0%
Foods - 4.0%
Pilgrim’s Pride Corporation	2,380,800	61,424,640
Tyson Foods, Inc., Class A	3,200,800	47,563,888

		108,988,528

FINANCIAL SERVICES - 30.0%
Finance: Small Loan - 4.4%
The Student Loan Corporation	600,000	121,200,000

Financial Data Processing Services & Systems - 0.8%
Deluxe Corporation	1,180,500	20,635,140

Financial Miscellaneous - 5.8%
Fidelity National Financial, Inc.	1,160,800	45,213,160
Fidelity National Title Group, Inc., Class A (2)	1,615,200	31,770,984
H&R Block, Inc.	1,697,500	40,502,350
MBIA Inc.	686,600	40,200,430

		157,686,924

Insurance: Multi-Line - 8.6%
Alleghany Corporation (1)	324,128	89,576,014
Arthur J. Gallagher & Co.	1,753,500	44,433,690
Old Republic International Corporation	2,453,087	52,422,469
Torchmark Corporation	780,400	47,385,888

		233,818,061

Insurance: Property-Casualty - 3.2%
Arch Capital Group Ltd. (1)	433,673	25,786,197
White Mountains Insurance Group, Ltd.	129,400	63,017,800

		88,803,997

Real Estate Investment Trusts (REIT) - 2.3%
Annaly Mortgage Management, Inc.	4,811,100	61,630,191

Rental & Leasing Services: Commercial - 1.6%
Ryder System, Inc.	767,900	44,868,397

Savings & Loan - 1.4%
Washington Federal, Inc.	1,625,916	37,704,992

Securities Brokerage & Services - 1.9%
Nuveen Investments, Inc.	1,215,100	52,310,055

MATERIALS & PROCESSING - 4.7%
Chemicals - 3.5%
Albemarle Corporation	726,100	34,765,668
The Lubrizol Corporation	1,546,100	61,612,085

		96,377,753

Paints & Coatings - 1.2%
The Sherwin-Williams Company	696,490	33,069,345

OTHER ENERGY - 14.9%
Oil: Crude Producers - 14.9%
Apache Corporation	885,346	60,424,864
Cimarex Energy Co.	1,195,400	51,402,200
Forest Oil Corporation (1)	940,700	31,193,612
Mariner Energy, Inc. (1)	1,016,891	18,680,288
Noble Energy, Inc.	1,476,900	69,207,534
Pioneer Natural Resources Company	1,962,504	91,079,811
Pogo Producing Company	973,100	44,859,910
XTO Energy Inc.	914,242	40,473,493

		407,321,712

PRODUCER DURABLES - 1.2%
Diversified Production - 1.2%
Dover Corporation	652,000	32,228,360

TECHNOLOGY - 7.5%
Computer Services Software & Systems - 1.7%
BEA Systems, Inc. (1)	2,163,500	28,320,215
Cognos Incorporated (1)(3)	610,700	17,374,415

		45,694,630

Computer Technology - 2.5%
Ingram Micro Inc., Class A (1)	3,694,700	66,984,911

Electronics: Semi-Conductors/Components - 3.3%
Avnet, Inc. (1)	4,462,100	89,331,242

UTILITIES - 0.6%
Utilities: Electrical - 0.6%
Westar Energy, Inc.	765,800	16,120,090

Total common stocks (Cost $2,474,390,967)		2,649,639,977

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $72,477,186, collateralized by $23,775,469 market value Federal National Mortgage Association Note, 5.125%, due 4/15/11, and $50,125,000 market value Federal National Mortgage Association Note, 6.125%, due 3/21/16 (Cost $72,447,000)	$72,447,000	72,447,000

Total investments - 99.5% (Cost $2,546,837,967)		2,722,086,977
Other assets less liabilities - 0.5%		13,375,633

Total net assets - 100.0% (4)		$2,735,462,610

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	The Fund considers the issuer to be from Canada. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.
(4)	Percentages for the various classifications relate to total net assets.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 27.9%
Cable Television Services - 3.5%
EchoStar Communications Corporation, Class A (1)	35,100	$1,081,431
Liberty Capital, Series A (1)	9,695	812,150

		1,893,581

Household Furnishings - 2.4%
Mohawk Industries, Inc. (1)	18,800	1,322,580

Leisure Time - 4.0%
Carnival Corporation	52,300	2,183,002

Rental & Leasing Services: Consumer - 1.9%
Rent-A-Center, Inc. (1)(2)	42,100	1,046,606

Retail - 6.8%
Foot Locker, Inc.	37,700	923,273
Wal-Mart Stores, Inc.	57,600	2,774,592

		3,697,865

Services: Commercial - 4.6%
Accenture Ltd, Class A	48,700	1,379,184
Hewitt Associates, Inc., Class A (1)	51,100	1,148,728

		2,527,912

Shoes - 4.7%
NIKE, Inc., Class B	31,500	2,551,500

FINANCIAL SERVICES - 30.6%
Banks: Outside New York City - 4.9%
Bank of America Corporation	27,900	1,341,990
SunTrust Banks, Inc.	17,500	1,334,550

		2,676,540

Diversified Financial Services - 3.9%
Citigroup Inc.	44,200	2,132,208

Finance: Small Loan - 4.4%
The Student Loan Corporation	12,000	2,424,000

Financial Miscellaneous - 1.9%
Fidelity National Title Group, Inc., Class A (2)	52,700	1,036,609

Insurance: Multi-Line - 8.8%
Alleghany Corporation (1)	3,900	1,077,804
The Allstate Corporation	19,600	1,072,708
American International Group, Inc.	44,800	2,645,440

		4,795,952

Insurance: Property-Casualty - 1.9%
The Progressive Corporation	41,000	1,054,110

Real Estate Investment Trusts (REIT) - 2.1%
Annaly Mortgage Management, Inc.	88,300	1,131,123

Securities Brokerage & Services - 2.7%
Countrywide Financial Corporation	39,400	1,500,352

HEALTHCARE - 7.7%
Drugs & Pharmaceuticals - 2.9%
Johnson & Johnson	26,600	1,593,872

Health Care Facilities - 2.9%
HCA Inc.	37,200	1,605,180

Health Care Management Services - 1.9%
Aetna Inc.	26,000	1,038,180

INTEGRATED OILS - 2.5%
Oil: Integrated Domestic - 2.5%
ConocoPhillips	21,100	1,382,683

MATERIALS & PROCESSING - 2.5%
Chemicals - 2.5%
The Dow Chemical Company	34,500	1,346,535

OTHER - 3.7%
Multi-Sector Companies - 3.7%
Berkshire Hathaway Inc., Class B (1)	660	2,008,380

OTHER ENERGY - 8.5%
Machinery: Oil Well Equipment & Services - 2.0%
Nabors Industries Ltd. (1)	32,700	1,104,933

Oil: Crude Producers - 6.5%
Apache Corporation	51,900	3,542,175

TECHNOLOGY - 13.6%
Computer Services Software & Systems - 4.9%
Microsoft Corporation	115,170	2,683,461

Computer Technology - 4.9%
Dell Inc. (1)	66,700	1,628,147
International Business Machines Corporation	13,800	1,060,116

		2,688,263

Electronics: Semi-Conductors/Components - 3.8%
Avnet, Inc. (1)	104,000	2,082,080

Total common stocks (Cost $53,842,546)		53,049,682

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.8%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $3,737,557, collateralized by $3,812,063 market value Federal Home Loan Bank Note, 5.25%, due 12/11/20 (Cost $3,736,000)	$3,736,000	3,736,000

Total investments - 103.8% (Cost $57,578,546)		56,785,682
Other assets less liabilities - (3.8%)		(2,072,596)

Total net assets - 100.0% (3)		$54,713,086

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.7%
AUTO & TRANSPORTATION - 4.0%
Auto Parts: After Market - 1.6%
Keystone Automotive Industries, Inc. (1)	487,500	$20,582,250

Shipping - 0.4%
Genco Shipping & Trading Limited	335,900	5,831,224

Transportation Miscellaneous - 1.6%
Pacer International, Inc.	665,000	21,665,700

Truckers - 0.4%
Old Dominion Freight Line, Inc. (1)	145,900	5,484,381

CONSUMER DISCRETIONARY - 23.0%
Casinos & Gambling - 0.7%
Shuffle Master, Inc. (1)	287,900	9,437,362

Consumer Products - 2.5%
RC2 Corporation (1)	400,600	15,487,196
Spectrum Brands, Inc. (1)	1,320,700	17,063,444

		32,550,640

Education Services - 3.4%
Bright Horizons Family Solutions, Inc. (1)	621,700	23,431,873
Strayer Education, Inc.	217,200	21,094,464

		44,526,337

Restaurants - 2.4%
California Pizza Kitchen, Inc. (1)	552,900	15,193,692
RARE Hospitality International, Inc. (1)	578,650	16,641,974

		31,835,666

Retail - 6.6%
Central Garden & Pet Company (1)	507,600	21,852,180
The Children’s Place Retail Stores, Inc. (1)	140,700	8,449,035
Guitar Center, Inc. (1)	445,900	19,829,173
Hibbett Sporting Goods, Inc. (1)	695,850	16,630,815
United Natural Foods, Inc. (1)	607,400	20,056,348

		86,817,551

Services: Commercial - 5.6%
The Advisory Board Company (1)	357,400	17,187,366
CRA International, Inc. (1)	455,300	20,552,242
The GEO Group, Inc. (1)	437,400	15,330,870
Waste Connections, Inc. (1)	554,850	20,196,540

		73,267,018

Textiles Apparel Manufacturers - 0.8%
Carter’s, Inc. (1)	410,000	10,836,300

Wholesalers - 1.0%
LKQ Corporation (1)	700,400	13,307,600

FINANCIAL SERVICES - 19.9%
Banks: Outside New York City - 1.8%
Alabama National BanCorporation	214,400	14,611,360
Wintrust Financial Corporation	190,700	9,697,095

		24,308,455

Diversified Financial Services - 1.6%
Euronet Worldwide, Inc. (1)	540,200	20,727,474

Finance: Small Loan - 0.9%
The First Marblehead Corporation	216,800	12,344,592

Financial Data Processing Services & Systems - 3.2%
Open Solutions Inc. (1)	820,900	21,844,149
TNS, Inc. (1)	1,001,000	20,710,690

		42,554,839

Financial Miscellaneous - 1.3%
Global Cash Access Holdings, Inc. (1)	1,106,900	17,300,847

Insurance: Multi-Line - 4.4%
HealthExtras, Inc. (1)	737,500	22,287,250
Max Re Capital Ltd.	811,400	17,720,976
Platinum Underwriters Holdings, Ltd.	653,000	18,270,940

		58,279,166

Insurance: Property-Casualty - 1.4%
Ohio Casualty Corporation	627,600	18,658,548

Investment Management Companies - 1.7%
Apollo Investment Corporation	831,300	15,362,424
National Financial Partners Corp.	148,800	6,593,328

		21,955,752

Real Estate Investment Trusts (REIT) - 1.5%
Strategic Hotels & Resorts, Inc.	961,600	19,943,584

Rental & Leasing Services: Commercial - 1.1%
Williams Scotsman International, Inc. (1)	636,000	13,890,240

Securities Brokerage & Services - 1.0%
optionsXpress Holdings, Inc.	572,600	13,347,306

HEALTHCARE - 10.8%
Biotechnology Research & Production - 2.3%
Martek Biosciences Corporation (1)	519,500	15,039,525
PRA International (1)	656,900	14,629,163

		29,668,688

Health Care Facilities - 2.7%
ICON PLC (ADR) (1)(2)	302,300	16,717,190
United Surgical Partners International, Inc. (1)	639,100	19,217,737

		35,934,927

Health Care Management Services - 1.7%
Sierra Health Services, Inc. (1)	482,500	21,726,975

Medical & Dental Instruments & Supplies - 3.0%
American Medical Systems Holdings, Inc. (1)	973,000	16,200,450
Cepheid (1)	570,000	5,534,700
PSS World Medical, Inc. (1)	1,030,700	18,191,855

		39,927,005

Medical Services - 1.1%
VCA Antech, Inc. (1)	454,400	14,508,992

MATERIALS & PROCESSING - 4.1%
Building: Heating & Plumbing - 1.9%
Interline Brands, Inc. (1)	1,049,500	24,537,310

Building: Roofing & Wallboard - 1.1%
Beacon Roofing Supply, Inc. (1)	635,200	13,980,752

Chemicals - 1.1%
NuCO2 Inc. (1)	605,400	14,553,816

OTHER ENERGY - 7.7%
Coal - 1.3%
James River Coal Company (1)	631,500	16,728,435

Machinery: Oil Well Equipment & Services - 4.1%
Core Laboratories N.V. (1)(2)	263,700	16,096,248
Hornbeck Offshore Services, Inc. (1)	593,900	21,095,328
W-H Energy Services, Inc. (1)	325,500	16,545,165

		53,736,741

Offshore Drilling - 1.1%
Hercules Offshore, Inc. (1)	421,300	14,745,500

Oil: Crude Producers - 1.2%
Bill Barrett Corporation (1)	338,000	10,008,180
Brigham Exploration Company (1)	682,600	5,399,366

		15,407,546

PRODUCER DURABLES - 5.8%
Identification Control & Filter Devices - 1.9%
ESCO Technologies Inc. (1)	462,900	24,742,005

Machinery: Industrial/Specialty - 2.5%
Actuant Corporation	369,200	18,441,540
Columbus McKinnon Corporation (1)	693,200	15,070,168

		33,511,708

Production Technology Equipment - 1.4%
Varian Semiconductor Equipment Associates, Inc. (1)	584,500	19,060,545

TECHNOLOGY - 21.4%
Communications Technology - 4.4%
Avocent Corporation (1)	934,400	24,528,000
Ixia (1)	1,467,900	13,211,100
Tekelec (1)	1,660,400	20,505,940

		58,245,040

Computer Services Software & Systems - 10.5%
Concur Technologies, Inc. (1)	681,500	10,542,805
Epicor Software Corporation (1)	1,511,400	15,915,042
F5 Networks, Inc. (1)	377,200	20,172,656
Jupitermedia Corporation (1)	869,700	11,306,100
Macrovision Corporation (1)	710,500	15,289,960
Openwave Systems Inc. (1)	1,411,100	16,284,094
Progress Software Corporation (1)	834,300	19,530,963
Wind River Systems, Inc. (1)	1,692,200	15,060,580
Witness Systems, Inc. (1)	723,000	14,582,910

		138,685,110

Computer Technology - 0.6%
Stratasys Inc. (1)	278,200	8,195,772

Electronics - 2.8%
Aeroflex Incorporated (1)	1,505,700	17,571,519
Semtech Corporation (1)	1,306,600	18,880,370

		36,451,889

Electronics: Semi-Conductors/Components - 3.1%
DSP Group, Inc. (1)	852,500	21,184,625
Tessera Technologies, Inc. (1)	710,100	19,527,750

		40,712,375

Total common stocks (Cost $1,203,973,698)		1,274,513,963

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.1%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $26,901,204, collateralized by $27,428,025 market value Federal Home Loan Bank Note, 5.25%, due 12/11/20 (Cost $26,890,000)	$26,890,000	26,890,000

Total investments - 98.8% (Cost $1,230,863,698)		1,301,403,963
Other assets less liabilities - 1.2%		16,398,121

Total net assets - 100.0% (3)		$1,317,802,084

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.

Security	Issuer Country
Core Laboratories N.V.	Netherlands
ICON PLC (ADR)	Ireland

(3)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.2%
AUTO & TRANSPORTATION - 4.2%
Auto Parts: After Market - 2.0%
Commercial Vehicle Group, Inc. (1)	564,300	$11,669,724
Superior Industries International, Inc.	1,430,400	26,162,016

		37,831,740

Auto Trucks & Parts - 0.9%
Wabash National Corporation	1,156,900	17,769,984

Recreational Vehicles & Boats - 0.4%
Arctic Cat Inc.	365,800	7,136,758

Shipping - 0.6%
OMI Corporation	516,000	11,171,400

Truckers - 0.3%
Arkansas Best Corporation	97,900	4,915,559

CONSUMER DISCRETIONARY - 32.5%
Advertising Agencies - 2.0%
ADVO, Inc.	873,100	21,486,991
Valassis Communications, Inc. (1)	748,200	17,650,038

		39,137,029

Commercial Information Services - 0.4%
ProQuest Company (1)	597,800	7,346,962

Consumer Electronics - 1.5%
EarthLink, Inc. (1)	3,355,200	29,056,032

Entertainment - 0.5%
Movie Gallery, Inc.	1,513,500	9,398,835

Household Furnishings - 4.3%
Ethan Allen Interiors Inc.	754,900	27,591,595
Furniture Brands International, Inc. (2)	2,012,900	41,948,836
La-Z-Boy Incorporated	917,500	12,845,000

		82,385,431

Leisure Time - 0.2%
Vail Resorts, Inc. (1)	123,400	4,578,140

Radio & TV Broadcasters - 0.7%
World Wrestling Entertainment, Inc., Class A	787,000	13,292,430

Rental & Leasing Services: Consumer - 1.8%
Rent-A-Center, Inc. (1)(2)	1,392,900	34,627,494

Restaurants - 0.9%
Applebee’s International, Inc.	928,400	17,843,848

Retail - 6.3%
1-800 CONTACTS, INC. (1)	675,500	10,132,500
Global Imaging Systems, Inc. (1)	264,600	10,922,688
The Pep Boys – Manny, Moe & Jack	697,100	8,176,983
PETCO Animal Supplies, Inc. (1)	1,475,100	30,136,293
Tuesday Morning Corporation	1,115,300	14,666,195
Zale Corporation (1)(2)	2,005,500	48,312,495

		122,347,154

Services: Commercial - 10.7%
AMN Healthcare Services, Inc. (1)(2)	2,069,500	42,010,850
CDI Corp.	186,600	5,411,400
Cross Country Healthcare, Inc. (1)(2)	1,631,400	29,675,166
DiamondCluster International, Inc. (1)(2)	2,079,700	16,471,224
Hudson Highland Group, Inc. (1)	978,700	10,560,173
Korn/Ferry International (1)	697,700	13,667,943
Medical Staffing Network Holdings, Inc. (1)(2)	1,548,900	7,729,011
Tetra Tech, Inc. (1)	1,272,500	22,574,150
Watson Wyatt Worldwide, Inc.	1,675,100	58,863,014

		206,962,931

Textiles Apparel Manufacturers - 1.6%
Kellwood Company	1,072,150	31,381,831

Toys - 0.6%
Marvel Entertainment, Inc. (1)(2)	587,700	11,754,000

Wholesalers - 1.0%
United Stationers Inc. (1)	382,100	18,845,172

CONSUMER STAPLES - 1.9%
Foods - 1.9%
Sanderson Farms, Inc. (2)	1,307,000	36,582,930

FINANCIAL SERVICES - 13.6%
Finance Companies - 1.2%
Assured Guaranty Ltd.	939,600	23,837,652

Financial Miscellaneous - 2.8%
Stewart Information Services Corporation (2)	1,501,100	54,504,941

Insurance: Multi-Line - 5.8%
Hilb Rogal & Hobbs Company	1,546,900	57,652,963
Hub International Limited (3)	915,200	23,987,392
Max Re Capital Ltd.	410,500	8,965,320
PICO Holdings, Inc. (1)	631,100	20,352,975

		110,958,650

Insurance: Property-Casualty - 0.5%
IPC Holdings, Ltd.	399,400	9,849,204

Investment Management Companies - 1.2%
Capital Southwest Corporation	115,700	12,084,865
GAMCO Investors, Inc.	317,900	11,686,004

		23,770,869

Real Estate Investment Trusts (REIT) - 2.1%
Annaly Mortgage Management, Inc.	1,858,400	23,806,104
Cousins Properties Incorporated	304,500	9,418,185
Eagle Hospitality Properties Trust, Inc. (1)	809,200	7,792,596

		41,016,885

HEALTHCARE - 3.9%
Drugs & Pharmaceuticals - 0.3%
Chattem, Inc. (1)	166,700	5,062,679

Electronics: Medical Systems - 1.2%
Analogic Corporation	256,400	11,950,804
Datascope Corp.	335,300	10,340,652

		22,291,456

Medical & Dental Instruments & Supplies - 2.0%
CONMED Corporation (1)	1,368,400	28,325,880
National Dentex Corporation (1)(2)	413,500	9,593,200

		37,919,080

Medical Services - 0.4%
America Service Group Inc. (1)	483,000	7,496,160

MATERIALS & PROCESSING - 9.5%
Agriculture Fishing & Ranching - 1.7%
Delta and Pine Land Company	443,900	13,050,660
Gold Kist Inc. (1)	1,481,900	19,813,003

		32,863,663

Building Materials - 0.5%
Simpson Manufacturing Co., Inc.	292,900	10,559,045

Chemicals - 2.8%
Albemarle Corporation	601,300	28,790,244
Innospec Inc.	166,300	4,227,346
MacDermid, Incorporated	704,300	20,283,840

		53,301,430

Copper - 0.7%
Mueller Industries, Inc.	397,400	13,126,122

Diversified Materials & Processing - 0.2%
Acuity Brands, Inc.	114,700	4,462,977

Engineering & Contracting Services - 0.6%
Dycom Industries, Inc. (1)	567,000	12,071,430

Metal Fabricating - 2.1%
Lone Star Technologies, Inc. (1)	562,300	30,375,446
Quanex Corporation	240,275	10,348,644

		40,724,090

Steel - 0.9%
Schnitzer Steel Industries, Inc., Class A	482,200	17,108,456

OTHER ENERGY - 14.1%
Energy Equipment - 0.2%
Global Power Equipment Group Inc. (1)	1,325,500	4,215,090

Machinery: Oil Well Equipment & Services - 0.8%
Superior Energy Services, Inc. (1)	438,200	14,854,980

Oil: Crude Producers - 13.1%
Cabot Oil & Gas Corporation	391,025	19,160,225
Cimarex Energy Co.	1,047,900	45,059,700
Energy Partners, Ltd. (1)	967,300	18,330,335
Forest Oil Corporation (1)	499,558	16,565,343
Mariner Energy, Inc. (1)	1,149,497	21,116,260
Plains Exploration & Production Company (1)	796,193	32,277,664
Rosetta Resources Inc. (1)	870,400	14,466,048
St. Mary Land & Exploration Company	1,288,000	51,842,000
Stone Energy Corporation (1)	743,600	34,614,580

		253,432,155

PRODUCER DURABLES - 1.5%
Electrical Equipment & Components - 0.1%
Power-One, Inc. (1)	242,500	1,600,500

Production Technology Equipment - 1.4%
LTX Corporation (1)	1,305,100	9,148,751
Orbotech, Ltd. (1)(3)	780,200	17,889,986

		27,038,737

TECHNOLOGY - 11.4%
Communications Technology - 3.0%
Black Box Corporation	224,000	8,585,920
CSG Systems International, Inc. (1)	986,100	24,396,114
Standard Microsystems Corporation (1)	807,900	17,636,457
TIBCO Software Inc. (1)	1,166,300	8,222,415

		58,840,906

Computer Services Software & Systems - 7.5%
Altiris, Inc. (1)	1,095,500	19,762,820
Borland Software Corporation (1)	1,434,100	7,572,048
CIBER, Inc. (1)	1,697,700	11,187,843
Keane, Inc. (1)	1,892,200	23,652,500
Lawson Software, Inc. (1)	5,646,700	37,832,890
Manhattan Associates, Inc. (1)(2)	1,433,700	29,089,773
Open Text Corporation (1)(3)	1,141,000	16,476,040

		145,573,914

Computer Technology - 0.3%
Advanced Digital Information Corporation (1)	411,300	4,841,001

Electronics: Semi-Conductors/Components - 0.6%
Actel Corporation (1)	759,700	10,901,695

UTILITIES - 2.6%
Utilities: Electrical - 1.0%
El Paso Electric Company (1)	965,400	19,462,464

Utilities: Gas Distributors - 0.4%
SEMCO Energy, Inc. (1)	1,552,940	8,634,347

Utilities: Telecommunications - 1.2%
IDT Corporation, Class B (1)	557,500	7,687,925
IDT Corporation, Class C (1)	538,700	7,110,840
USA Mobility, Inc.	511,700	8,494,220

		23,292,985

Total common stocks (Cost $1,625,671,887)		1,837,979,223

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/30/06, due 7/3/06, maturity value $66,814,828, collateralized by $68,122,969 market value Federal Home Loan Bank Note, 5.25%, due 12/11/20 (Cost $66,787,000)	$66,787,000	66,787,000

Total investments - 98.7% (Cost $1,692,458,887)		1,904,766,223
Other assets less liabilities - 1.3%		24,645,287

Total net assets - 100.0% (4)		$1,929,411,510

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	The Fund considers the issuer to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.

Security	Issuer Country
Hub International Limited	Canada
Open Text Corporation	Canada
Orbotech, Ltd.	Israel

(4)	Percentages for the various classifications relate to total net assets.

ARTISAN FUNDS, INC.

Notes to Form NQ – June 30, 2006 (Unaudited)

(A)	Organization:

As of June 30, 2006, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of nine open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name

Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)

Artisan International Fund (“International Fund” or “International”)

Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)

Artisan International Value Fund (“International Value Fund” or “International Value”)

Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)

Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)

Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)

Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)

Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invest a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds has the ability to invest in securities traded outside the U.S., but did not do so during the nine months ended June 30, 2006. The foreign markets in which the Funds may invest are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Funds calculate their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United States securities indexes or instruments. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund or to the information presented.

(C)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements are recorded at cost plus accrued interest and are collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral is held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(D)	Foreign currency translation:

Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(E)	Investment transactions:

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities are computed on specific security lot identification. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2006 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets (1)	$4,603,477	$—
International	5,453,890,194	5,554,501,358
International Small Cap	484,351,260	446,964,605
International Value	502,834,281	270,584,876
Mid Cap	3,184,490,736	3,766,395,406
Mid Cap Value	965,042,338	965,769,219
Opportunistic Value (2)	62,811,078	8,994,729
Small Cap	1,130,832,954	945,234,472
Small Cap Value	834,189,632	714,328,987

(1)	For the period from commencement of operations (June 26, 2006) through June 30, 2006.
(2)	For the period from commencement of operations (March 27, 2006) through June 30, 2006.

(F)	Information for Federal income tax purposes:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$5,368,576	$269,213	$(1,076)	$268,137
International	10,339,989,263	3,233,239,304	(232,210,040)	3,001,029,264
International Small Cap	722,977,662	228,268,684	(38,061,067)	190,207,617
International Value	852,843,927	129,011,847	(18,412,942)	110,598,905
Mid Cap	4,731,113,142	1,174,002,115	(175,252,319)	998,749,796
Mid Cap Value	2,548,628,709	260,601,063	(87,142,795)	173,458,268
Opportunistic Value	57,578,546	545,399	(1,338,263)	(792,864)
Small Cap	1,236,234,726	132,415,226	(67,245,989)	65,169,237
Small Cap Value	1,694,046,180	309,635,735	(98,915,692)	210,720,043

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(G)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2006. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine months ended June 30, 2006.

		As of 9/30/05					As of 6/30/06	As of 6/30/06
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income (1)	Share Balance	Value
International
Acergy S.A. (2)(3)		7,851,500	$20,763,931	$691,460	$390,273	$—	9,731,700	$148,127,452
Credit Saison Co., Ltd. (4)		8,952,300	15,094,003	17,056,388	5,805,733	1,800,017	8,775,700	415,626,477
International Small Cap
Acergy S.A. (2)(3)		872,900	$—	$500,003	$435,812	$—	809,900	$12,327,592
FINETEC Corporation		971,391	—	—	—	120,046	971,391	11,979,209
International Value
Pfeiffer Vacuum Technology AG		467,396	$9,944,938	$548,076	$63,296	$906,121	625,028	$39,548,412
Mid Cap
Intermec, Inc. (2)(3)		—	$50,377,602	$374,463	$146,427	$—	3,399,900	$77,993,706
Marvel Entertainment, Inc. (2)(3)		1,769,000	9,099,830	253,099	13,461	—	2,285,900	45,718,000
Mid Cap Value
Annaly Mortgage Management, Inc. (2)(4)		1,220,800	$46,492,770	$4,193,179	$(154,740)	$1,671,863	4,811,100	$61,630,191
Fidelity National Title Group, Inc., Class A (2)		—	38,380,294	848,303	(138,246)	475,861	1,615,200	31,770,984
Furniture Brands International, Inc.		3,386,900	—	14,532,854	(3,363,481)	1,373,742	2,802,200	58,397,848
Marvel Entertainment, Inc. (2)(3)		2,176,600	19,048,789	4,079,928	189	—	3,146,400	62,928,000
Rent-A-Center, Inc. (2)(3)		2,776,400	7,252,810	23,832,231	602,551	—	2,240,400	55,696,344
Zale Corporation (3)		1,888,800	23,734,599	6,252,481	(1,682,313)	—	2,642,600	63,660,234
Opportunistic Value (5)
Annaly Mortgage Management, Inc. (2)(4)		—	$1,201,537	$51,548	$(6,644)	$11,284	88,300	$1,131,123
Fidelity National Title Group, Inc., Class A (2)		—	1,174,967	49,011	(5,651)	12,992	52,700	1,036,609
Rent-A-Center, Inc. (2)(3)		—	1,138,191	47,708	(5,244)	—	42,100	1,046,606
Small Cap
Global Power Equipment Group Inc. (3)(4)		1,224,700	$250,468	$10,822,714	$(5,324,247)	$—	—	$—
Stratasys Inc. (2)(3)(4)		415,500	3,505,698	8,018,277	438,239	—	278,200	8,195,772
Small Cap Value
Altiris, Inc. (2)(3)(4)		1,277,600	$6,968,918	$10,402,042	$2,135,976	$—	1,095,500	$19,762,820
AMN Healthcare Services, Inc. (3)		1,579,100	8,656,631	—	—	—	2,069,500	42,010,850
Annaly Mortgage Management, Inc. (2)(4)		—	22,138,471	—	—	502,699	1,858,400	23,806,104
Cross Country Healthcare, Inc. (2)(3)		754,300	15,581,465	—	—	—	1,631,400	29,675,166
DiamondCluster International, Inc. (2)(3)		1,548,000	4,427,144	513,331	(21,014)	—	2,079,700	16,471,224
Eagle Hospitality Properties Trust, Inc. (2)(3)(4)		689,200	1,765,524	1,033,070	(116,066)	—	809,200	7,792,596
Furniture Brands International, Inc.		1,942,800	1,891,630	379,784	(38,879)	935,548	2,012,900	41,948,836
Global Power Equipment Group Inc. (3)(4)		1,332,000	110,186	242,608	(159,620)	—	1,325,500	4,215,090
Hudson Highland Group, Inc. (2)(3)(4)		—	14,858,811	—	—	—	978,700	10,560,173
Kellwood Company (4)		1,786,450	3,770,553	29,975,750	3,685,391	763,848	1,072,150	31,381,831
Manhattan Associates, Inc. (2)(3)		764,300	13,493,923	—	—	—	1,433,700	29,089,773
Marvel Entertainment, Inc. (2)(3)		—	8,336,981	—	—	—	587,700	11,754,000
Medical Staffing Network Holdings, Inc. (2)(3)		1,510,300	202,825	—	—	—	1,548,900	7,729,011
Movie Gallery, Inc. (4)		2,081,900	207,400	15,025,682	(11,248,138)	—	1,513,500	9,398,835
National Dentex Corporation (3)		359,400	1,242,079	—	—	—	413,500	9,593,200
PICO Holdings, Inc. (3)(4)		688,000	699,183	1,654,016	890,145	—	631,100	20,352,975
Rent-A-Center, Inc. (2)(3)		841,700	10,721,213	—	—	—	1,392,900	34,627,494
Sanderson Farms, Inc. (2)		—	32,309,532	783,621	65,914	183,000	1,307,000	36,582,930
Stewart Information Services Corporation		1,222,900	12,166,467	—	—	941,475	1,501,100	54,504,941
Superior Industries International, Inc. (4)		1,463,900	1,294,904	4,026,532	(2,299,668)	959,520	1,430,400	26,162,016
Zale Corporation (3)		1,573,000	11,070,354	—	—	—	2,005,500	48,312,495

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2005.
(3)	Non-income producing security.
(4)	Issuer was no longer an affiliate as of June 30, 2006.
(5)	For the period from commencement of operations (March 27, 2006) through June 30, 2006.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 22, 2006

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer
Date:	August 22, 2006